UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                           50.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                          25.1
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                 1.7
--------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities Corp.                       1.3
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                         1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Agency                                                                    47.1%
--------------------------------------------------------------------------------
AAA                                                                       43.6
--------------------------------------------------------------------------------
Not Rated                                                                  9.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are subject to change, and based on the total market value of investments. While the Fund seeks to maintain an average effective maturity of not more than 3 years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING       ENDING           EXPENSES
                                ACCOUNT         ACCOUNT          PAID DURING
                                VALUE           VALUE            6 MONTHS ENDED
                                (10/1/05)       (3/31/06)        MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,011.60        $3.52
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,021.44         3.53
--------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,007.90         7.28
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,017.70         7.32
--------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,007.80         7.28
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,017.70         7.32
--------------------------------------------------------------------------------
Class N Actual                   1,000.00        1,010.30         4.77
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00        1,020.19         4.80
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00        1,012.90         2.26
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00        1,022.69         2.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------------------------------------------
Class A                            0.70%
--------------------------------------------------------------------------------
Class B                            1.45
--------------------------------------------------------------------------------
Class C                            1.45
--------------------------------------------------------------------------------
Class N                            0.95
--------------------------------------------------------------------------------
Class Y                            0.45

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.1%
-----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.998%, 11/25/35 1                                               $  4,240,000         $  4,242,613
-----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.836%, 4/20/08 1                                                     2,750,000            2,751,937
-----------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Pass-Through
Certificates, Series 2006-R1, Cl. A2B, 4.958%, 3/25/36 1                                      9,000,000            9,005,543
-----------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities,
Series 2006-W1, Cl. A2B, 4.978%, 3/25/36 1                                                    9,860,000            9,866,073
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                        10,070,000            9,861,975
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                          196,147              195,562
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                          997,762              992,590
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-6, Cl. 2A2, 5.048%, 12/25/35 1                                                   19,730,000           19,763,610
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                   4,622,070            4,595,166
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                   2,950,000            2,934,704
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 1                                                   5,872,889            5,876,337
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                   1,950,000            1,939,224
-----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                        854,163              851,225
-----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates,
Home Equity Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 1                        12,626,000           12,633,780
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2003-B, Cl. A3A, 1.89%, 1/15/07                                                           12,744               12,735
-----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.036%, 1/20/35 1                                        5,610,267            5,615,364
-----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                                     8,418,514            8,403,413
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                      6,014,425            5,993,112
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                    5,249,179            5,200,171
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed Securities,
Series 2006-WMC1, Cl. A2B, 4.958%, 1/25/37 1,2                                                4,930,000            4,930,000
-----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                    1,880,000            1,853,140
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                       3,047,000            3,029,050
-----------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 4.968%, 12/25/36 1,2                     15,840,000           15,840,000
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity
Asset-Backed Securities, Series 2006-1, Cl. A2, 4.948%, 1/25/36 1                             9,860,000            9,866,073


                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                   $  9,590,016         $  9,532,899
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations,
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                      1,667,172            1,656,412
                                                                                                                -------------
Total Asset-Backed Securities (Cost $158,006,703)                                                                157,442,708

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--67.6%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--57.3%
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--56.0%
Fannie Mae Whole Loan, CMO Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44 2                                          15,625,347           16,147,827
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                   756,269              723,141
5%, 4/1/36 3                                                                                 23,015,000           21,900,199
6%, 5/1/18-10/1/29                                                                           45,523,343           45,918,260
6.50%, 4/1/18-12/1/30                                                                        13,671,529           13,997,332
7%, 8/1/16-4/1/32                                                                             5,380,994            5,541,351
7.50%, 2/1/32-9/1/33                                                                          5,657,877            5,921,781
8%, 4/1/16                                                                                    4,140,205            4,396,315
8.50%, 3/1/31                                                                                   746,823              804,817
9%, 8/1/22-5/1/25                                                                             1,061,566            1,147,451
9.25%, 11/1/08                                                                                    7,697                7,752
10%, 12/25/10-8/1/21                                                                            403,333              427,931
11%, 11/1/20                                                                                    245,343              274,797
11.50%, 2/1/16-11/17/20                                                                         481,119              528,531
11.75%, 1/1/16-4/1/19                                                                           106,536              115,581
12%, 6/1/15                                                                                     100,072              109,088
12.50%, 7/1/19                                                                                  208,345              228,494
13%, 8/1/15                                                                                     215,176              236,968
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 2035, Cl. PC, 6.95%, 3/15/28                               4,533,173            4,635,491
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1695, Cl. F, 4.717%, 3/15/24 1                                                         6,974,483            6,962,746
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                           4,966,516            5,044,383
Series 2080, Cl. Z, 6.50%, 8/15/28                                                            3,216,444            3,258,982
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                           2,874,938            2,892,592
Series 2132, Cl. FN, 5.53%, 3/15/29 1                                                         5,873,252            5,983,169
Series 2220, Cl. PD, 8%, 3/15/30                                                              1,104,922            1,166,351
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                           5,554,119            5,655,316
Series 2387, Cl. PD, 6%, 4/15/30                                                                684,785              686,345
Series 2456, Cl. BD, 6%, 3/15/30                                                                551,943              551,720
Series 2500, Cl. FD, 5.249%, 3/15/32 1                                                        2,457,894            2,471,981
Series 2526, Cl. FE, 5.149%, 6/15/29 1                                                        3,459,083            3,466,991
Series 2550, Cl. FI, 5.099%, 11/15/32 1                                                       3,222,714            3,249,226
Series 2551, Cl. FD, 5.149%, 1/15/33 1                                                        2,705,309            2,733,944


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2583, Cl. KA, 5.50%, 3/15/22                                                        $    385,998         $    385,634
Series 2691, Cl. MG, 4.50%, 10/15/33                                                          5,712,000            5,029,383
Series 2921, Cl. NG, 5%, 1/15/35                                                             23,932,442           21,910,316
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                                      114,187              113,915
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO, Gtd. Multiclass Mtg.
Participation Certificates, Series 1095, Cl. D, 5.40%, 6/15/21 1                                 33,977               34,001
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2195, Cl. LH, 6.50%, 10/15/29                                                          9,419,200            9,577,059
Series 2281, Cl. Z, 6.50%, 2/15/31                                                           13,133,975           13,386,524
Series 2319, Cl. BZ, 6.50%, 5/15/31                                                          20,129,711           20,463,765
Series 2583, Cl. PA, 5.50%, 3/15/22                                                           4,605,027            4,600,689
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 177, Cl. B, 11.443%, 7/1/26 4                                                          6,485,039            1,448,579
Series 192, Cl. IO, 15.165%, 2/1/28 4                                                         1,430,002              308,328
Series 200, Cl. IO, 13.515%, 1/1/29 4                                                         1,672,332              390,954
Series 205, Cl. IO, 9.874%, 9/1/29 4                                                          9,045,108            2,156,014
Series 206, Cl. IO, (9.181)%, 12/1/29 4                                                         437,776              100,441
Series 218, Cl. IO, 16.266%, 2/1/32 4                                                         3,195,811              735,642
Series 2003-118, Cl. S, 15.59%, 12/25/33 4                                                   18,879,224            2,215,753
Series 2074, Cl. S, 3.737%, 7/17/28 4                                                         1,860,376              172,561
Series 2079, Cl. S, 3.741%, 7/17/28 4                                                         2,965,826              275,901
Series 2470, Cl. AS, 15.84%, 3/15/32 4                                                        2,823,311              233,359
Series 2493, Cl. S, 10.925%, 9/15/29 4                                                        2,400,062              189,154
Series 2526, Cl. SE, 7%, 6/15/29 4                                                            4,779,145              290,087
Series 2796, Cl. SD, 6.324%, 7/15/26 4                                                          927,616               61,907
Series 2819, Cl. S, 4.288%, 6/15/34 4                                                        41,497,788            3,157,193
Series 2920, Cl. S, 5.858%, 1/15/35 4                                                        22,643,669            1,021,053
Series 3000, Cl. SE, 9.306%, 7/15/25 4                                                       24,985,242              823,591
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-3/1/34                                                                            28,452,847           27,625,906
5%, 9/1/33-5/1/36 3                                                                          86,718,780           82,580,160
5.50%, 5/1/24-1/1/34                                                                        123,963,944          121,333,723
5.50%, 4/1/21-4/1/36 3                                                                       15,548,000           15,403,433
5.863%, 1/1/12                                                                               13,802,614           14,039,856
6%, 8/1/16-11/1/32                                                                           80,762,481           81,477,819
6%, 4/1/21 3                                                                                  1,470,000            1,489,754
6.50%, 9/1/23-3/1/34                                                                         53,208,916           54,518,892
7%, 7/1/13-2/1/36                                                                            79,696,565           82,117,093
7%, 4/1/36 3                                                                                 42,380,000           43,651,400
7.50%, 2/1/27-8/1/33                                                                         54,047,905           56,529,547
8%, 6/1/17-1/1/23                                                                                11,091               11,753


                  16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
8.50%, 7/1/32                                                                              $    499,928         $    538,822
9%, 8/1/19                                                                                       30,202               32,726
9.50%, 11/1/21                                                                                   21,759               23,655
10.50%, 12/1/14                                                                                 133,422              141,226
11%, 11/1/15-7/20/19                                                                          1,373,450            1,512,357
11.25%, 6/1/14-2/15/16                                                                          208,018              230,426
11.50%, 7/15/19                                                                                 324,063              356,980
11.75%, 7/1/11-6/1/13                                                                            17,024               18,360
12%, 1/1/16-8/1/16                                                                              570,089              621,232
12.50%, 8/1/15-12/1/15                                                                          192,528              212,226
13%, 8/15/15-8/1/26                                                                             465,729              515,267
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, (0.579)%, 7/25/41 4                                                    8,926,606              216,194
Commercial Mtg. Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                           10,125,000           10,472,247
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                             145,139              153,494
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                           110,257              116,719
Trust 1992-34, Cl. G, 8%, 3/25/22                                                               194,087              196,926
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                            6,963,911            7,207,151
Trust 2001-42, Cl. QF, 5.798%, 9/25/31 1                                                     13,230,400           13,544,018
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                            2,176,206            2,184,314
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                            1,185,903            1,187,458
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                              485,783              485,345
Trust 2002-52, Cl. FD, 5.318%, 9/25/32 1                                                      3,219,814            3,233,542
Trust 2002-52, Cl. FG, 5.318%, 9/25/32 1                                                      3,683,900            3,732,070
Trust 2002-74, Cl. KF, 5.168%, 3/25/17 1                                                      2,994,700            3,003,511
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 1                                                     4,103,405            4,137,825
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                         3,676,000            3,562,347
Trust 2003-21, Cl. FK, 5.218%, 3/25/33 1                                                        343,999              347,160
Trust 2003-116, Cl. FA, 5.218%, 11/25/33 1                                                    2,148,655            2,159,039
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 1                                                    19,005,777           19,054,609
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                           8,529,000            8,219,245
Trust 2005-85, Cl. FA, 5.168%, 10/25/35 1                                                    13,146,566           13,122,792
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                       4,975,000            4,755,715
Trust 2005-100, Cl. F, 5.118%, 11/25/35 1                                                    60,102,726           60,055,017
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                       5,304,788            5,114,419
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                         1,175,050            1,160,145
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 4.202%, 4/25/32 4                                                      2,456,411              197,171
Trust 2002-38, Cl. SO, 1.596%, 4/25/32 4                                                      3,493,290              197,437
Trust 2002-39, Cl. SD, 1.396%, 3/18/32 4                                                      3,748,422              322,910
Trust 2002-48, Cl. S, 4.009%, 7/25/32 4                                                       4,052,171              359,600


                  17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2002-52, Cl. SL, 4.165%, 9/25/32 4                                                   $  2,565,048       $      254,676
Trust 2002-53, Cl. SK, 1.734%, 4/25/32 4                                                      2,187,128              212,399
Trust 2002-56, Cl. SN, 5.179%, 7/25/32 4                                                      5,503,536              498,914
Trust 2002-77, Cl. IS, 5.079%, 12/18/32 4                                                     5,000,148              470,237
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 12.195%, 5/1/23 4                                                           3,158,465              734,095
Trust 240, Cl. 2, 18.939%, 9/1/23 4                                                           5,344,491            1,249,750
Trust 254, Cl. 2, 3.198%, 1/1/24 4                                                            3,767,153              921,673
Trust 294, Cl. 2, 10.691%, 2/1/28 4                                                           5,422,653            1,252,346
Trust 301, Cl. 2, 7.687%, 4/1/29 4                                                            4,529,741            1,022,071
Trust 321, Cl. 2, 10.397%, 4/1/32 4                                                          11,551,640            2,938,869
Trust 324, Cl. 2, 4.597%, 7/1/32 4                                                           15,926,310            3,874,958
Trust 327, Cl. 2, 15.327%, 9/1/32 4                                                           7,963,865            1,793,350
Trust 329, Cl. 2, 10.537%, 1/1/33 4                                                           2,339,901              577,806
Trust 331, Cl. 10, 2.163%, 2/1/33 4                                                           6,849,440            1,465,278
Trust 333, Cl. 2, 10.576%, 4/1/33 4                                                          55,381,016           13,761,535
Trust 338, Cl. 2, 9.919%, 7/1/33 4                                                           40,473,519           10,022,959
Trust 346, Cl. 2, 11.391%, 12/1/33 4                                                         12,374,734            3,034,803
Trust 350, Cl. 2, 12.685%, 3/1/34 4                                                          12,343,980            3,025,661
Trust 2001-63, Cl. SD, 7.511%, 12/18/31 4                                                     4,203,054              367,967
Trust 2001-68, Cl. SC, 6.371%, 11/25/31 4                                                     3,891,223              346,574
Trust 2001-81, Cl. S, 4.90%, 1/25/32 4                                                        3,038,054              258,436
Trust 2002-9, Cl. MS, 5.524%, 3/25/32 4                                                       4,517,240              406,575
Trust 2002-52, Cl. SD, 1.161%, 9/25/32 4                                                      3,219,814              287,563
Trust 2002-77, Cl. SH, 8.631%, 12/18/32 4                                                     3,666,249              309,136
Trust 2003-4, Cl. S, 15.29%, 2/25/33 4                                                        6,412,424              679,094
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 4                                                     13,112,083              612,568
Trust 2005-63, Cl. SA, 10.612%, 10/25/31 4                                                   14,591,187              666,028
Trust 2005-63, Cl. X, 55.611%, 10/25/31 4                                                       172,727                4,715
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 4                                                    15,906,449              808,029
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 333, Cl. 1, 4.628%, 4/1/33 5                                                 24,736,732           18,131,803
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%, 3/1/09                                                                  112,825              118,669
-----------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 2002-2, Cl. IO, 2.517%, 1/15/32 4                                                     76,313,790              797,372
                                                                                                              ---------------

                                                                                                               1,080,655,598


                  18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.3%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                            $     383,582       $      397,115
7%, 1/15/09-1/20/30                                                                           3,014,622            3,142,173
7.50%, 1/15/28-8/15/28                                                                        1,318,577            1,385,060
8%, 9/15/07-10/15/28                                                                            343,276              366,899
8.50%, 8/15/17-9/15/21                                                                        1,551,306            1,661,458
9.50%, 9/15/17                                                                                    6,771                7,422
10.50%, 2/15/16-7/15/21                                                                         245,079              271,648
11%, 10/20/19                                                                                   320,801              352,107
11.50%, 4/15/13-7/15/19                                                                          63,763               70,088
13%, 2/15/11-9/15/14                                                                             10,709               11,901
-----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32,
Cl. ZB, 8%, 9/16/29                                                                          14,877,070           15,900,040
-----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 3.611%, 3/16/28 4                                                      3,619,914              276,843
Series 1998-19, Cl. SB, 2.747%, 7/16/28 4                                                     5,898,307              498,120
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 4                                                   6,564,108              382,394
                                                                                                              ---------------
                                                                                                                  24,723,268

-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--10.3%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                       4,500,000            4,295,365
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                     11,180,000           10,798,867
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                        9,170,000            8,854,911
-----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                        7,268,919            7,343,884
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                                     1,594,126            1,592,232
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                     3,680,000            3,580,506
-----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 1                                                   10,010,000            9,818,536
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                      13,526,239           13,635,658
-----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                       6,670,000            6,498,559
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                       3,100,000            2,973,056
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                       5,240,000            5,143,692
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                       3,196,044            3,243,963
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                      4,960,000            4,742,886


                  19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                  $   6,190,000       $    5,977,732
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                      5,760,000            5,701,280
-----------------------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through Certificates,
Series 2006-OPT1, Cl. 2A2, 4.958%, 12/25/35 1                                                 4,930,000            4,933,036
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                     2,240,000            2,170,638
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                    8,433,000            8,371,351
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                                     9,731,000            9,626,684
-----------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                       6,340,000            6,224,759
-----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                         10,687,176           10,625,747
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                       7,649,525            7,592,709
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                     10,760,000           10,528,133
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                    6,350,000            6,211,630
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 1                         6,905,157            6,893,073
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 5.518%, 1/25/35 1                                                    3,243,734            3,226,920
                                                                                                              ---------------
                                                                                                                 170,605,807

-----------------------------------------------------------------------------------------------------------------------------
OTHER--0.7%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                          7,550,000            7,362,817
-----------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-3, Cl. IO, 8.181%, 8/15/32 4                                                      4,758,870              116,107
Series 2003-1, Cl. IO, 0.807%, 11/15/32 4                                                   149,618,893            2,621,024
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO
Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.068%, 7/25/45 1                       2,662,980            2,665,054
                                                                                                              ---------------
                                                                                                                  12,765,002

-----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                                                                      15,472,332           15,665,736
                                                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $1,320,249,637)                                                        1,304,415,411


                  20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--31.6%
-----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.:
3.58%, 1/31/07 6                                                                          $  36,630,000       $   35,127,071
3.69%, 10/5/07 6                                                                             68,845,000           63,791,020
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                          6,470,000            6,313,484
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 2/15/07                                                                              82,000,000           80,973,278
4.125%, 7/12/10                                                                               8,690,000            8,360,997
4.375%, 11/16/07                                                                             14,460,000           14,303,037
4.625%, 2/21/08 7                                                                           182,070,000          180,650,400
5.125%, 4/18/11                                                                               9,470,000            9,465,606
6.625%, 9/15/09                                                                              16,820,000           17,614,678
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.20%, 12/4/06                                                                               34,700,000           34,041,463
4.625%, 1/15/08                                                                              57,000,000           56,576,718
4.75%, 12/15/10                                                                               8,240,000            8,107,979
6%, 5/15/08                                                                                  15,060,000           15,345,839
6%, 5/15/11 8                                                                                31,970,000           33,180,288
6.625%, 9/15/09                                                                               8,605,000            9,008,790
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                             18,205,000           18,346,307
Series A, 6.79%, 5/23/12                                                                     17,048,000           18,462,907
                                                                                                              ---------------
Total U.S. Government Obligations (Cost $619,094,967)                                                            609,669,862

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.33% in joint repurchase agreement (Principal
Amount/Value $1,049,280,000, with a maturity value of $1,049,679,601) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $3,515,338 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%, 6/1/35, with a value of
$1,073,325,189 (Cost $3,514,000)                                                              3,514,000            3,514,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $2,100,865,307)                                                       2,075,041,981

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.8%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 11.15% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,407,917) with Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $111,524,568 on 4/3/06, collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value of
$1,020,000,001 9 (Cost $111,479,094)                                                        111,479,094          111,479,094


                  21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                                  SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,212,344,401)                                                 113.3%       2,186,521,075
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (13.3)        (256,675,688)
                                                                                          -----------------------------------
NET ASSETS                                                                                        100.0%      $1,929,845,387
                                                                                          ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $36,917,827, which represents 1.91% of the Fund's net assets. See Note 8 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $71,423,754 or 3.70% of the Fund's net assets as of March 31, 2006.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $18,131,803 or 0.94% of the Fund's net assets as of March 31, 2006.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See Note 9 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $16,917,069. See Note 5 of accompanying Notes.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
-----------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $179,509,650)
(cost $2,212,344,401)--see accompanying statement of investments         $ 2,186,521,075
-----------------------------------------------------------------------------------------
Cash                                                                           1,174,034
-----------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                         75,663
-----------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $108,038,875 sold on a when-issued basis
or forward commitment)                                                       113,304,642
Interest and principal paydowns                                               10,737,688
Other                                                                            122,552
                                                                         ----------------
Total assets                                                               2,311,935,654

-----------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------
Return of collateral for securities loaned                                   111,479,094
-----------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                          1,849
-----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $261,416,059 purchased on a
when-issued basis or forward commitment)                                     261,450,160
Shares of beneficial interest redeemed                                         6,831,403
Distribution and service plan fees                                             1,130,170
Dividends                                                                        465,394
Transfer and shareholder servicing agent fees                                    311,129
Futures margins                                                                  170,879
Shareholder communications                                                       164,766
Trustees' compensation                                                            51,407
Other                                                                             34,016
                                                                         ----------------
Total liabilities                                                            382,090,267

-----------------------------------------------------------------------------------------
NET ASSETS                                                               $ 1,929,845,387
                                                                         ================

-----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------
Par value of shares of beneficial interest                               $       194,550
-----------------------------------------------------------------------------------------
Additional paid-in capital                                                 2,017,502,065
-----------------------------------------------------------------------------------------
Accumulated net investment income                                             17,358,984
-----------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                 (81,082,136)
-----------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                   (24,128,076)
                                                                         ----------------
NET ASSETS                                                               $ 1,929,845,387
                                                                         ================


                  23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,127,312,989 and 113,591,082 shares of beneficial interest outstanding)                          $ 9.92
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)    $10.28
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $292,278,142 and 29,460,317 shares of
beneficial interest outstanding)                                                                   $ 9.92
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $341,328,933 and 34,462,917 shares of
beneficial interest outstanding)                                                                   $ 9.90
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $48,673,124 and 4,909,279 shares of
beneficial interest outstanding)                                                                   $ 9.91
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$120,252,199 and 12,126,315 shares of beneficial interest outstanding)                             $ 9.92

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 43,990,889
--------------------------------------------------------------------------------
Fee income                                                            1,486,717
--------------------------------------------------------------------------------
Portfolio lending fees                                                   22,549
                                                                   -------------
Total investment income                                              45,500,155

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,059,341
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,398,308
Class B                                                               1,588,902
Class C                                                               1,816,413
Class N                                                                 123,335
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,104,027
Class B                                                                 405,518
Class C                                                                 309,965
Class N                                                                  80,590
Class Y                                                                 105,655
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  94,266
Class B                                                                  47,817
Class C                                                                  32,772
Class N                                                                   3,470
--------------------------------------------------------------------------------
Trustees' compensation                                                   10,913
--------------------------------------------------------------------------------
Accounting service fees                                                   6,000
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,875
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   102,954
                                                                   -------------
Total expenses                                                       11,292,871
Less waivers and reimbursements of expenses                          (1,908,624)
                                                                   -------------
Net expenses                                                          9,384,247

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                36,115,908


                  25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                       $ (12,848,034)
Closing and expiration of futures contracts                           3,346,707
Swap contracts                                                       (1,121,833)
                                                                  --------------
Net realized loss                                                   (10,623,160)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          (5,533,922)
Futures contracts                                                      (412,546)
Swap contracts                                                          710,421
                                                                  --------------
Net change in unrealized depreciation                                (5,236,047)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  20,256,701
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS               YEAR
                                                                                          ENDED              ENDED
                                                                                 MARCH 31, 2006      SEPTEMBER 30,
                                                                                    (UNAUDITED)               2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    36,115,908    $    60,535,720
-------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                   (10,623,160)       (13,028,824)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                (5,236,047)       (22,721,001)
                                                                                -----------------------------------
Net increase in net assets resulting from operations                                 20,256,701         24,785,895

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (22,317,111)       (36,424,594)
Class B                                                                              (5,020,033)        (9,659,784)
Class C                                                                              (5,752,993)       (10,175,034)
Class N                                                                                (905,584)        (1,452,293)
Class Y                                                                              (2,120,187)        (2,823,513)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                             (12,715,465)       (32,465,253)
Class B                                                                             (50,093,675)      (143,703,813)
Class C                                                                             (42,067,008)       (91,072,694)
Class N                                                                              (1,521,137)         3,976,753
Class Y                                                                              37,247,700       (173,911,342)

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total decrease                                                                      (85,008,792)      (472,925,672)
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,014,854,179      2,487,779,851
                                                                                -----------------------------------
End of period (including accumulated net investment income of $17,358,984
and $17,358,984, respectively)                                                  $ 1,929,845,387    $ 2,014,854,179
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2006                                                              SEPT. 30,
CLASS A                                        (UNAUDITED)           2005           2004           2003          2002        2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $        10.00    $     10.17    $     10.33    $     10.35   $     10.22   $    9.93
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .20 1          .31 1          .29            .22           .44         .50
Net realized and unrealized gain (loss)               (.08)          (.16)          (.17)          (.01)          .13         .37
                                            --------------------------------------------------------------------------------------
Total from investment operations                       .12            .15            .12            .21           .57         .87
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.20)          (.32)          (.28)          (.23)         (.44)       (.58)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $         9.92    $     10.00    $     10.17    $     10.33   $     10.35   $   10.22
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    1.16%          1.45%          1.22%          2.01%         5.72%       8.98%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    1,127,313    $ 1,149,202    $ 1,201,379    $ 1,369,364   $ 1,355,382   $ 786,012
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    1,141,589    $ 1,171,442    $ 1,257,178    $ 1,476,397   $   968,852   $ 681,977
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.92%          3.11%          2.77%          2.14%         4.27%       4.96%
Total expenses                                        0.88%          0.88%          0.88%          0.88%         0.88%       0.85%
Expenses after payments and waivers and
reduction to custodian expenses                       0.70%          0.70%          0.79%          0.88%         0.88%       0.85%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 48% 4         101% 4          75% 4          82%          161%         97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2006   $       2,103,515,247   $   2,316,658,109
Year Ended September 30, 2005             6,727,092,497       6,985,663,762
Year Ended September 30, 2004             9,662,274,960      10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2006                                                              SEPT. 30,
CLASS B                                        (UNAUDITED)           2005           2004           2003          2002        2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $        10.00    $     10.17    $     10.32    $     10.35   $     10.22   $    9.93
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .16 1          .24 1          .22            .14           .37         .43
Net realized and unrealized gain (loss)               (.08)          (.17)          (.16)          (.02)          .12         .36
                                            --------------------------------------------------------------------------------------
Total from investment operations                       .08            .07            .06            .12           .49         .79
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.16)          (.24)          (.21)          (.15)         (.36)       (.50)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $         9.92    $     10.00    $     10.17    $     10.32   $     10.35   $   10.22
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    0.79%          0.69%          0.56%          1.14%         4.93%       8.17%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $      292,278    $   344,928    $   495,417    $   723,564   $   759,144   $ 425,088
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $      318,490    $   412,054    $   586,747    $   800,685   $   523,711   $ 353,905
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.16%          2.34%          1.99%          1.39%         3.50%       4.20%
Total expenses                                        1.71%          1.69%          1.66%          1.62%         1.63%       1.60%
Expenses after payments and waivers and
reduction to custodian expenses                       1.45%          1.45%          1.55%          1.62%         1.63%       1.60%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 48% 4         101% 4          75% 4          82%          161%         97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2006   $       2,103,515,247   $   2,316,658,109
Year Ended September 30, 2005             6,727,092,497       6,985,663,762
Year Ended September 30, 2004             9,662,274,960      10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2006                                                              SEPT. 30,
CLASS C                                        (UNAUDITED)           2005           2004           2003          2002        2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $         9.98    $     10.15    $     10.30    $     10.33   $     10.20   $    9.92
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .16 1          .24 1          .22            .15           .36         .44
Net realized and unrealized gain (loss)               (.08)          (.17)          (.16)          (.03)          .13         .34
                                            --------------------------------------------------------------------------------------
Total from investment operations                       .08            .07            .06            .12           .49         .78
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.16)          (.24)          (.21)          (.15)         (.36)       (.50)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $         9.90    $      9.98    $     10.15    $     10.30   $     10.33   $   10.20
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    0.78%          0.69%          0.58%          1.21%         4.95%       8.08%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $      341,329    $   386,310    $   484,575    $   685,735   $   656,959   $ 248,537
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $      364,401    $   432,392    $   565,671    $   733,037   $   407,864   $ 190,885
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.17%          2.35%          2.03%          1.45%         3.43%       4.21%
Total expenses                                        1.61%          1.60%          1.58%          1.56%         1.62%       1.60%
Expenses after payments and waivers and
reduction to custodian expenses                       1.45%          1.45%          1.52%          1.56%         1.62%       1.60%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 48% 4         101% 4          75% 4          82%          161%         97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended March 31, 2006   $       2,103,515,247   $   2,316,658,109
Year Ended September 30, 2005             6,727,092,497       6,985,663,762
Year Ended September 30, 2004             9,662,274,960      10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2006                                                              SEPT. 30,
CLASS N                                        (UNAUDITED)           2005           2004           2003          2002      2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $         9.99    $     10.16    $     10.32    $     10.35   $     10.21   $   10.06
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 2          .29 2          .25            .19           .37         .32
Net realized and unrealized gain (loss)               (.08)          (.17)          (.16)          (.03)          .19         .15
                                            --------------------------------------------------------------------------------------
Total from investment operations                       .10            .12            .09            .16           .56         .47
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.18)          (.29)          (.25)          (.19)         (.42)       (.32)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $         9.91    $      9.99    $     10.16    $     10.32   $     10.35   $   10.21
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    1.03%          1.20%          0.91%          1.58%         5.60%       4.74%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $       48,673    $    50,592    $    47,472    $    43,645   $    24,101   $   1,922
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $       49,568    $    50,758    $    44,515    $    35,965   $     8,750   $     597
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 3.66%          2.86%          2.48%          1.75%         3.62%       5.29%
Total expenses                                        1.26%          1.29%          1.26%          1.20%         1.11%       0.87%
Expenses after payments and waivers and
reduction to custodian expenses                       0.95%          0.95%          1.08%          1.20%         1.11%       0.87%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 48% 5         101% 5          75% 5          82%          161%         97%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2006   $       2,103,515,247   $   2,316,658,109
Year Ended September 30, 2005             6,727,092,497       6,985,663,762
Year Ended September 30, 2004             9,662,274,960      10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2006                                                              SEPT. 30,
CLASS Y                                        (UNAUDITED)           2005           2004           2003          2002        2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $        10.00    $     10.17    $     10.32    $     10.34   $     10.21   $    9.93
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .21 1          .34 1          .32            .26           .47         .56
Net realized and unrealized gain (loss)               (.08)          (.17)          (.15)          (.01)          .14         .33
                                            --------------------------------------------------------------------------------------
Total from investment operations                       .13            .17            .17            .25           .61         .89
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.21)          (.34)          (.32)          (.27)         (.48)       (.61)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $         9.92    $     10.00    $     10.17    $     10.32   $     10.34   $   10.21
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    1.29%          1.69%          1.68%          2.41%         6.13%       9.19%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $      120,252    $    83,822    $   258,937    $   241,856   $   141,508   $  42,527
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $      101,362    $    84,227    $   248,689    $   201,564   $    86,883   $  22,239
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.19%          3.35%          3.13%          2.53%         4.54%       5.14%
Total expenses                                        0.63%          0.57%          0.42%          0.44%         0.49%       0.71%
Expenses after payments and waivers and
reduction to custodian expenses                       0.45%          0.45%          0.42%          0.44%         0.49%       0.71%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 48% 4         101% 4          75% 4          82%          161%         97%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended March 31, 2006   $       2,103,515,247   $   2,316,658,109
Year Ended September 30, 2005             6,727,092,497       6,985,663,762
Year Ended September 30, 2004             9,662,274,960      10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or


                  33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $261,416,059 of securities issued on a when-issued basis or forward commitment and sold $108,038,875 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                  34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $78,836,695 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended September 30, 2005, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2005, the Fund had available for federal income tax purposes post-October losses of $13,600,969 and unused capital loss carryforwards as follows:

                       EXPIRING
                       ---------------------------------
                       2011                  $16,833,987
                       2013                   37,778,579
                                             -----------
                       Total                 $54,612,566
                                             ===========


                  35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $1,489 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business,


                  36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS ENDED MARCH 31, 2006    YEAR ENDED SEPTEMBER 30, 2005
                                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                           17,258,293    $ 172,031,558      38,337,232    $ 387,267,089
Dividends and/or distributions reinvested       1,920,865       19,122,624       3,066,260       30,928,765
Redeemed                                      (20,463,602)    (203,869,647)    (44,614,244)    (450,661,107)
                                              --------------------------------------------------------------
Net decrease                                   (1,284,444)   $ (12,715,465)     (3,210,752)   $ (32,465,253)
                                              ==============================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                            2,252,529    $  22,451,228       4,212,607    $  42,534,890
Dividends and/or distributions reinvested         433,460        4,314,640         807,935        8,150,076
Redeemed                                       (7,716,982)     (76,859,543)    (19,242,001)    (194,388,779)
                                              --------------------------------------------------------------
Net decrease                                   (5,030,993)   $ (50,093,675)    (14,221,459)   $(143,703,813)
                                              ==============================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                            2,735,405    $  27,205,332       7,186,582    $  72,471,759
Dividends and/or distributions reinvested         468,129        4,651,051         805,282        8,107,614
Redeemed                                       (7,434,829)     (73,923,391)    (17,024,609)    (171,652,067)
                                              --------------------------------------------------------------
Net decrease                                   (4,231,295)   $ (42,067,008)     (9,032,745)   $ (91,072,694)
                                              ==============================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                              838,849    $   8,350,925       2,667,582    $  26,898,049
Dividends and/or distributions reinvested          81,045          806,012         127,477        1,284,398
Redeemed                                       (1,072,742)     (10,678,074)     (2,403,568)     (24,205,694)
                                              --------------------------------------------------------------
Net increase (decrease)                          (152,848)   $  (1,521,137)        391,491    $   3,976,753
                                              ==============================================================


                  37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                           SIX MONTHS ENDED MARCH 31, 2006    YEAR ENDED SEPTEMBER 30, 2005
                                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                            4,005,290    $  39,880,113       5,396,842    $  54,355,722
Dividends and/or distributions reinvested         213,130        2,120,187         185,913        1,871,852
Redeemed                                         (477,303)      (4,752,600)    (22,667,861)    (230,138,916)
                                              --------------------------------------------------------------
Net increase (decrease)                         3,741,117    $  37,247,700     (17,085,106)   $(173,911,342)
                                              ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                                         PURCHASES            SALES
-----------------------------------------------------------------------------------
Investment securities                               $  528,447,035   $  922,800,789
U.S. government and government agency obligations      306,172,387      166,885,506
To Be Announced (TBA) mortgage-related securities    2,103,515,247    2,316,658,109

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $2,062,761 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                  38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class C and Class N shares were $14,815,161 and $1,352,890, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B         CLASS C          CLASS N
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT       CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED         DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES
SIX MONTHS              RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
ENDED                   DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------
March 31, 2006        $     270,021   $       2,543   $     402,697   $      21,918    $      11,163

----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit the "Expenses after payments and waivers and reduction to custodian expenses" for all classes of shares so that "Expenses after payments and waivers and reduction to custodian expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares,


                  39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the six months ended March 31, 2006, the Manager reimbursed the Fund $1,028,042, $413,971, $296,660, $77,441 and $92,510 for Class A, Class B, Class
C, Class N and Class Y shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                  40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                          UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 6/21/06         764   $    83,395,375    $ (2,617,548)
U.S. Treasury Nts., 2 yr.       6/30/06       2,124       432,997,313        (882,010)
                                                                         -------------
                                                                           (3,499,558)
                                                                         -------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.       6/30/06         372        38,850,750         257,079
U.S. Treasury Nts., 10 yr.      6/21/06       3,712       394,922,000       4,863,915
                                                                         -------------
                                                                            5,120,994
                                                                         -------------
                                                                         $  1,621,436
                                                                         =============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                               NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY          SWAP DESCRIPTION                                               AMOUNT          DATE   APPRECIATION
------------------------------------------------------------------------------------------------------------------------
                      Received or paid monthly. If the sum of the Lehman
                      Brothers CMBS Index Payer Payment Amount and the
                      Floating Rate Payer Payment Amount is positive, the
                      Counterparty will pay such amount to the Fund. If the
Goldman Sachs         sums are negative, then the Fund shall pay the
Group,    Inc. (The)  absolute value of such amount to the Counterparty.        $32,610,000        6/1/06   $     75,663

Abbreviations are as follows:
CMBS Commercial Mortgage Backed Securities


                  41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
7. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2006, the Fund had entered into the following interest rate swap agreements:

                                            RATE         RATE
                                         PAID BY   RECEIVED BY
                                     THE FUND AT   THE FUND AT
SWAP                      NOTIONAL     MARCH 31,     MARCH 31,      FLOATING   TERMINATION     UNREALIZED
COUNTERPARTY                AMOUNT          2006          2006    RATE INDEX          DATE   DEPRECIATION
---------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                                Three-Month
Inc.                    $1,000,000          4.53%        1.895%        LIBOR        4/2/06         $1,849

Index abbreviations are as follows:
LIBOR London-Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The


                  42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $179,509,650. Collateral of $183,095,546 was received for the loans, of which $111,479,094 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
10.   LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/ Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                  43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's fixed-income investment team and analysts. The Fund is managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim, who each have had between 11 and 15 years of experience managing fixed-income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other U.S. Government fixed-income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the


                  46 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND fees and expenses of the Fund, other U.S. Government fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group average and equal to its peer group median and its actual management fees and total expenses are both lower than its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  47 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:     /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006